Other financial assets and liabilities (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other Provision, beginning	$ 2,970
Revision to estimates and new provisions	774
Monetary and present value adjustments	443
Disbursements	(318)
Other Provision, ending	3,869
Current liabilities	591	$ 416
Non-current liabilities	3,278	2,554
Liabilities	3,869	$ 2,970
Payment Obligation [Member]
IfrsStatementLineItems [Line Items]
Other Provision, beginning	954
Revision to estimates and new provisions	55
Monetary and present value adjustments	176
Disbursements	(55)
Other Provision, ending	$ 1,130
Discount rate in nominal terms	11.04%	11.04%
Remaining term of obligations	34 years
Liabilities	$ 1,130	$ 954
Infrastructure Investment [Member]
IfrsStatementLineItems [Line Items]
Other Provision, beginning	2,016
Revision to estimates and new provisions	719
Monetary and present value adjustments	267
Disbursements	(263)
Other Provision, ending	$ 2,739
Remaining term of obligations	8 years
Liabilities	$ 2,739	$ 2,016
Infrastructure Investment [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate in nominal terms	5.17%	6.08%
Infrastructure Investment [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate in nominal terms	5.54%	6.23%